Acquisitions And Divestitures (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended								3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010 Avocent And Chloride [Member]	Sep. 30, 2009 Avocent And Chloride [Member]	Sep. 30, 2010 LANDesk [Member]	Sep. 30, 2010 Appliance Motors And U.S. Commercial And Industrial Motors [Member]	Sep. 30, 2009 Appliance Motors And U.S. Commercial And Industrial Motors [Member]	Sep. 30, 2011 Heating Elements Unit [Member]	Sep. 30, 2011 Heating Elements Unit [Member]	Sep. 30, 2010 Chloride [Member]	Dec. 31, 2009 Avocent [Member]	Jun. 30, 2009 Roxar ASA [Member]	Mar. 31, 2009 Trident Powercraft Private Limited [Member]	Dec. 31, 2008 System Plast SPA. [Member]
Business Acquisition [Line Items]
Cash paid, net of cash acquired									$ 232,000,000	$ 2,843,000,000	$ 776,000,000	$ 2,615,000,000
Total cash acquired from acquisitions									2,000,000	150,000,000	31,000,000
Debt assumed					169,000,000					169,000,000	230,000,000	165,000,000
Annualized sales									100,000,000	1,100,000,000	530,000,000
Goodwill	125,000,000				1,633,000,000				125,000,000	1,633,000,000	541,000,000	1,509,000,000
Tax deductible goodwill acquired											34,000,000
Identifiable intangible assets	75,000,000				1,166,000,000				75,000,000	1,166,000,000	365,000,000	1,071,000,000
Acquired finite-lived intangible asset, weighted average useful life (in years)									12	10	12
Discontinued operations, working capital															98,000,000
Discontinued operations, property, plant and equipment															152,000,000
Discontinued operations, goodwill															44,000,000
Discontinued operations, other assets															47,000,000
Proceeds from divestitures of businesses									103,000,000	846,000,000	4,000,000			230,000,000	622,000,000			73,000,000
Gain on sale of business, net of tax									25,000,000	167,000,000	0			12,000,000	155,000,000			21,000,000
Gain on sale of business, income tax														10,000,000	126,000,000			30,000,000
Total sales from discontinued operations															827,000,000	813,000,000	12,000,000
Net earnings (loss), excluding divestiture gain														(19,000,000)	38,000,000	9,000,000	1,000,000
Ownership interest acquired, percentage																			100.00%	100.00%	100.00%	100.00%	100.00%
Net Sales	6,545,000,000	6,288,000,000	5,854,000,000	5,535,000,000	5,841,000,000	5,417,000,000	4,953,000,000	4,828,000,000	24,222,000,000	21,039,000,000	20,102,000,000	373,000,000
Net earnings (loss)									2,530,000,000	2,217,000,000	1,771,000,000	(73,000,000)
Pro forma sales												21,600,000,000	21,000,000,000
Pro forma earnings												$ 2,100,000,000	$ 1,600,000,000